COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies [Abstract]
Disclosure of commitments and contingencies [Table Text Block]
2023	11,661
2024	11,661
2025	4,686
2026	823
2027	-
2028 and thereafter	-
Total commitments	28,831